Related Party Transactions - Summary of Relationship With Related Party (Detail)	12 Months Ended
Dec. 31, 2022
Yusheng Han
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Shareholder of a shareholder of the Company, Chief Executive Officer, director
Shaokun Chuai
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Shareholder of a shareholder of the Company, Chief Scientific Officer, director
EaSuMed Holding Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Equity method investee
Guangzhou Burning Rock Biological Engineering Co., Ltd.
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Company controlled by the Founder